Offsetting financial assets and liabilities - Summary of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	€ 303,406	€ 311,750
Gross amounts of recognised financial liabilities offset in the statement of financial position	(243,312)	(253,764)
Net amounts of financial assets presented in the statement of financial position	60,095	57,986
Financial instruments	14,505	12,016
Cash and financial instruments received as collateral	41,714	42,072
Net amount	3,876	3,898
Amounts not subject to enforceable netting arrangements	32,354	29,094
Statement of financial position total	92,449	87,080
Loans and advances to customers excluding repurchase agreements	593,970	608,029
Other assets - amounts to be settled	5,893	7,018
Loans and advances to banks [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	1,913	868
Gross amounts of recognised financial liabilities offset in the statement of financial position	(2)
Net amounts of financial assets presented in the statement of financial position	1,911	868
Financial instruments	0	21
Cash and financial instruments received as collateral	1,907	738
Net amount	4	109
Amounts not subject to enforceable netting arrangements	2,958	8,075
Statement of financial position total	4,869	8,943
Loans and advances to banks [member] | Reverse repurchase, securities borrowing and similar agreements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	1,911	868
Gross amounts of recognised financial liabilities offset in the statement of financial position	0
Net amounts of financial assets presented in the statement of financial position	1,911	868
Financial instruments	0	21
Cash and financial instruments received as collateral	1,907	738
Net amount	4	109
Amounts not subject to enforceable netting arrangements	2,958	8,075
Statement of financial position total	4,869	8,943
Loans and advances to banks [member] | Cash pools [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	2
Gross amounts of recognised financial liabilities offset in the statement of financial position	(2)
Net amounts of financial assets presented in the statement of financial position	0
Financial instruments	0
Cash and financial instruments received as collateral	0
Net amount	0
Statement of financial position total	0
Loans and advances to banks, excluding repurchase agreements not subject to offsetting	20,495
Financial assets at fair value through profit or loss [member] | Trading and Non-trading [Member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	121,629	131,782
Gross amounts of recognised financial liabilities offset in the statement of financial position	(67,384)	(77,717)
Net amounts of financial assets presented in the statement of financial position	54,245	54,066
Financial instruments	12,765	10,559
Cash and financial instruments received as collateral	38,693	40,520
Net amount	2,787	2,986
Amounts not subject to enforceable netting arrangements	29,258	20,839
Statement of financial position total	83,503	74,905
Financial assets at fair value through profit or loss [member] | Reverse repurchase, securities borrowing and similar agreements [member] | Trading and Non-trading [Member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	48,487	57,328
Gross amounts of recognised financial liabilities offset in the statement of financial position	(14,823)	(20,545)
Net amounts of financial assets presented in the statement of financial position	33,664	36,783
Financial instruments	245	50
Cash and financial instruments received as collateral	33,343	36,553
Net amount	77	181
Amounts not subject to enforceable netting arrangements	19,018	14,171
Statement of financial position total	52,682	50,954
Financial assets at fair value through profit or loss [member] | Trading and Non-trading [Member] | Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	73,142	74,454
Gross amounts of recognised financial liabilities offset in the statement of financial position	(52,561)	(57,172)
Net amounts of financial assets presented in the statement of financial position	20,581	17,282
Financial instruments	12,520	10,510
Cash and financial instruments received as collateral	5,350	3,968
Net amount	2,710	2,805
Amounts not subject to enforceable netting arrangements	10,240	6,669
Statement of financial position total	30,821	23,951
Loans and advances to customers [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	171,306	169,313
Gross amounts of recognised financial liabilities offset in the statement of financial position	(168,174)	(166,624)
Net amounts of financial assets presented in the statement of financial position	3,132	2,689
Financial instruments	1,729	1,422
Cash and financial instruments received as collateral	1,113	813
Net amount	289	454
Amounts not subject to enforceable netting arrangements	138	180
Statement of financial position total	3,270	2,869
Loans and advances to customers [member] | Reverse repurchase, securities borrowing and similar agreements [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	2,845
Gross amounts of recognised financial liabilities offset in the statement of financial position	(2,359)
Net amounts of financial assets presented in the statement of financial position	486
Financial instruments	0
Cash and financial instruments received as collateral	486
Net amount	0
Amounts not subject to enforceable netting arrangements	138	180
Statement of financial position total	624	180
Loans and advances to customers [member] | Cash pools [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	168,461	169,313
Gross amounts of recognised financial liabilities offset in the statement of financial position	(165,815)	(166,624)
Net amounts of financial assets presented in the statement of financial position	2,646	2,689
Financial instruments	1,729	1,422
Cash and financial instruments received as collateral	628	813
Net amount	289	454
Statement of financial position total	2,646	2,689
Loans and advances to customers excluding repurchase agreements	593,345	607,849
Loans and advances to customers, excluding repurchase agreement, subject to offsetting	2,646	2,689
Other items where offsetting is applied in the statement of financial position [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	8,558	9,787
Gross amounts of recognised financial liabilities offset in the statement of financial position	(7,752)	(9,423)
Net amounts of financial assets presented in the statement of financial position	806	364
Financial instruments	10	15
Cash and financial instruments received as collateral	0
Net amount	796	349
Statement of financial position total	806	364
Other assets - amounts to be settled	2,215	2,835
Other assets - amounts to be settled, subject to offsetting	€ 806	€ 364